Equity Based Compensation - Compensation expense related to share-based awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 74,469	$ 699	$ 730
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	23,711
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 50,758	$ 699	$ 730